Fair Value Measurements (Details) - EBP 006 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Cash	$ 0	$ 602,041
Investments at fair value	4,143,019,079	3,790,941,972
Total assets at fair value	4,143,019,079	3,791,544,013
Interest-bearing cash
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	21,270,550	22,290,701
Cintas Corporation common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,595,831,272	1,647,839,447
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,025,877,122	896,154,669
Common collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,500,040,135	1,224,657,155
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Cash	0	602,041
Total assets at fair value	4,143,019,079	3,791,544,013
Level 1 | Interest-bearing cash
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	21,270,550	22,290,701
Level 1 | Cintas Corporation common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,595,831,272	1,647,839,447
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,025,877,122	896,154,669
Level 1 | Common collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,500,040,135	1,224,657,155
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Cash	0	0
Total assets at fair value	0	0
Level 2 | Interest-bearing cash
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Cintas Corporation common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Common collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Cash	0	0
Total assets at fair value	0	0
Level 3 | Interest-bearing cash
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Cintas Corporation common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Common collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 0	$ 0